Discontinued operations (Tables)	6 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Exceptional Items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the financial statements. Such items included within the Group’s profit for the half year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 13 Discontinued operations:

Half year ended 31 December 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(210)	–	(210)
Global taxation matters	–	242	242

Total	(210)	242	32

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(210)	242	32

Global taxation matters

Global taxation matters includes amounts released from provisions for tax matters and other claims resolved during the period.

Half year ended 31 December 2017 Restated	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(210)	–	(210)
US tax reform	–	(2,320)	(2,320)

Total	(210)	(2,320)	(2,530)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(210)	(2,320)	(2,530)

Year ended 30 June 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Summary of Income Statement - Discontinued Operations

Income statement – Discontinued operations

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Revenue	850	1,002	2,171
Other income	28	14	34
Expenses excluding net finance costs	(608)	(1,445)	(5,790)

Profit/(loss) from operations	270	(429)	(3,585)

Financial expenses	(8)	(12)	(22)

Net finance costs	(8)	(12)	(22)

Profit/(loss) before taxation	262	(441)	(3,607)

Income tax (expense)/benefit	(58)	609	686

Profit/(loss) after taxation from operating activities	204	168	(2,921)

Net loss on disposal	(497)	–	–

(Loss)/profit after taxation	(293)	168	(2,921)

Attributable to non-controlling interests	7	22	26
Attributable to BHP shareholders	(300)	146	(2,947)

Basic (loss)/earnings per ordinary share (cents)	(5.6)	2.7	(55.4)
Diluted (loss)/earnings per ordinary share (cents)	(5.6)	2.7	(55.4)

Summary of Cash Flows from Discontinued Operations

Cash flows from Discontinued operations

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Net operating cash flows	565	350	900
Net investing cash flows(1)	(443)	(301)	(861)
Net financing cash flows(2)	(13)	(27)	(40)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	109	22	(1)

Net proceeds received from the sale of Onshore US	7,028	–	–
Less Cash and cash equivalents	(104)	–	–

Proceeds from divestment of Onshore US, net of its cash	6,924	–	–

Total cash impact	7,033	22	(1)

(1)

Includes purchases of property, plant and equipment of US$443 million related to drilling and development expenditure (31 December 2017: US$335 million; 30 June 2018: US$900 million) less proceeds from sale of assets of US$ nil (31 December 2017: US$35 million; 30 June 2018: US$39 million), and other investing outflows of US$ nil (31 December 2017: US$1 million; 30 June 2018: US$ nil).

(2)

Includes net repayment of interest bearing liabilities of US$6 million (31 December 2017: US$2 million; 30 June 2018: US$4 million), distribution to non-controlling interests of US$ nil (31 December 2017: US$6 million; 30 June 2018: US$14 million) and dividends paid to non-controlling interests of US$7 million (31 December 2017: US$19 million; 30 June 2018: US$22 million).

Summary of Net Loss on Disposal of Discontinued Operations

Net loss on disposal of Discontinued operations

Details of the net loss on disposal is presented in the table below:

2018 US$M
Assets
Cash and cash equivalents	104
Trade and other receivables	562
Other financial assets	32
Inventories	34
Property, plant and equipment	10,998
Intangible assets	667

Total assets	12,397

Liabilities
Trade and other payables	796
Provisions	493

Total liabilities	1,289

Net assets	11,108

Less non-controlling interest share of net assets disposed	(168)

BHP Share of net assets disposed	10,940

Gross consideration	10,590
Less transaction costs	(60)
Income tax expense	(87)

Net loss on disposal	(497)

Discontinued operations [member]
Statement [LineItems]
Summary of Exceptional Items

Exceptional items – Discontinued operations

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the financial statements.

Half year ended 31 December 2018

There were no exceptional items related to Discontinued operations for the half year ended 31 December 2018.

Items related to Discontinued operations included within the Group’s profit for the half year ended 31 December 2017 are detailed below:

Half year ended 31 December 2017	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
US tax reform	–	492	492

Total	–	492	492

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	–	492	492

Items related to Discontinued operations included within the Group’s profit for the year ended 30 June 2018 are detailed below:

Year ended 30 June 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)

Samarco dam failure [member]
Statement [LineItems]
Summary of Exceptional Items

The exceptional loss of US$210 million related to the Samarco dam failure in November 2015 comprises the following:

Half year ended 31 December 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(33)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(47)
Samarco dam failure provision	(70)
Net finance costs	(60)

Total(1)	(210)

(1)	Refer to note 12 Significant events – Samarco dam failure for further information.